Significant Accounting Policies - Revenue from contracts with customers and Amendments to IFRS 16 Covid-19 related rent concessions (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Mar. 28, 2020	Dec. 31, 2020
Significant Accounting Policies
Amount of discount obtained for leased buildings, due to COVID - 19 pandemic	R$ 350
Minimum
Significant Accounting Policies
Past due period		1 year
Termination penalties as a percentage of revenue		20.00%
Maximum
Significant Accounting Policies
Past due period		5 years
Termination penalties as a percentage of revenue		100.00%